Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) - Restricted Stock Units (RSUs) [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RSU graded vesting period	3 years
Number of Shares
Nonvested June 30, 2014 (in shares)	471,530
Granted (in shares)	211,088
Vested (in shares)	(213,986)
Canceled (in shares)	(19,344)
Nonvested June 30, 2015 (in shares)	449,288	471,530
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	$ 94.59
Granted	113.02
Vested	88.57
Canceled	105.91
Nonvested June 30, 2015	$ 105.63	$ 94.59
RSUs - Additional Disclosures
Stock-based compensation expense	$ 22,547	$ 21,475	$ 17,852
Total fair value of shares vested	18,953	18,007	12,488
Expense for nonvested stock-based awards has yet to be recognized	$ 18,395
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	19 months
Tax benefit relating to issuance of common stock for RSU awards	$ 704	$ 2,509	$ 976